Stock Options (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2017	Jan. 31, 2017
Schedule of Assumptions to Estimate the Fair Value of Stock Option Granted
		Expected		Risk-free
	Expected	dividend	Expected	interest	Forfeiture
Grant date	volatility	yield	term	rate	rate
June 10, 2016	142%	0%	5 years	0.87%	0%
August 11, 2016	143%	0%	5 years	1.30%	0%

Schedule of Share-based Compensation Expense

Share-based compensation expense is reported in our statement of operations as follows:

	January 31, 2017	January 31, 2016
Geological and geophysical costs	$4,882	$4,728
Salaries and benefits	66,964	33,795
Investor relations	1,834	1,776
General and administrative	1,128	-
	$74,808	$40,299

Incentive Stock Options [Member]
Schedule of Stock Options Activity

Qualified and Non-qualified incentive stock options to employees and directors outstanding at July 31, 2017 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2017	97,392,450	$0.034
Granted	—	—
Cancelled	—	—
Exercised	—	—
Outstanding, July 31, 2017	97,392,450	$0.034

Exercisable, July 31, 2017	96,798,700	$0.034

The following tables summarize the Company’s stock option activity during the years ended January 31, 2017 and 2016. Incentive stock options to employees and directors outstanding at January 31, 2017 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2015	85,421,374	$0.042	1.27	$-

Granted	-	-
Cancelled	-	-
Exercised	-	-
Outstanding, January 31, 2016	85,421,374	$0.042	4.81	$-

Granted	12,081,326	0.007
Cancelled	(110,250)	2.872
Exercised	-	-
Outstanding, January 31, 2017	97,392,450	$0.034	4.48	$-

Exercisable, January 31, 2017	96,798,700	$0.034	4.46	$-

Non-qualified Stock Options [Member]
Schedule of Stock Options Activity

Non-qualified stock options to non-employee consultants and vendors outstanding at July 31, 2017 are as follows:

		Weighted average
	Number of	exercise
	options	price per share
Outstanding, January 31, 2017	1,453,800	$0.017
Granted	—	—
Expired	—	—
Exercised	—	—
Outstanding, July 31, 2017	1,453,800	$0.017

Exercisable, July 31, 2017	1,453,800	$0.017

Non-qualified stock options to non-employee consultants and vendors outstanding as of January 31, 2017 are as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding, January 31, 2015	863,500	$0.316	1.67	$-
Granted	-	-
Expired	-	-
Outstanding, January 31, 2016	863,500	$0.316	2.23	$-
Granted	1,421,300	0.003
Expired	(831,500)	0.304
Outstanding, January 31, 2017	1,453,800	$0.017	7.17	$-

Exercisable, January 31, 2017	1,453,800	$0.017	7.17	$-